S000000551 [Member] Expense Example - Nuveen Virginia Municipal Bond Fund	May 31, 2025 USD ($)
Nuveen Virginia Municipal Bond Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 492
Expense Example, with Redemption, 3 Years	653
Expense Example, with Redemption, 5 Years	831
Expense Example, with Redemption, 10 Years	1,348
Nuveen Virginia Municipal Bond Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	180
Expense Example, with Redemption, 5 Years	320
Expense Example, with Redemption, 10 Years	729
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	157
Expense Example, with Redemption, 3 Years	493
Expense Example, with Redemption, 5 Years	857
Expense Example, with Redemption, 10 Years	$ 1,881